Commitment and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitment and Contingencies [Abstract]
Litigation costs	$ 50,000	$ 50,000
Accruals for potential losses			$ 0